UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2020

Item #1. Reports to Stockholders.

INDEX	Rule One Fund

For the Period April 1, 2020 to
December 31, 2020

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Rule One Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2020 and are subject to change at any time.

ANNUAL REPORT

Rule One Fund

February 5th, 2021

To the shareholders of the Rule One Fund:

We had a good 2020. I am happy to report that for the year ended December 31st, 2020, our first full calendar year, the Fund gained 12.0% after fees and expenses. According to an analysis by Broadridge Financial Solutions, the Fund placed in the top 9% of the 73 funds in Morningstar category (MultiAlternative) and #2 in our peer group as identified by Broadridge. In addition, the Fund substantially outperformed the peer group median return of 4.66% and the category median return of 3.55%.

This year, the excess cash in the Fund that muffled our returns in 2019 did its job by lowering risk when the pandemic shutdown crashed the Dow in March 2020. It also provided the liquidity to buy a few businesses from our wish list that briefly went on sale. We definitely had our ‘washtub’ ready, as Warren Buffett suggested in the event of an economic storm that will briefly rain gold, but the decision by the Federal Reserve to print money and by the President and Congress to quickly distribute it to desperate people and businesses, a decision we applauded, resulted in the market recovering as suddenly as it crashed. I didn’t see that quick recovery coming and I watched in astonishment as the Dow and stocks of our desire that hadn’t yet gone on sale, soared off into the sky blue yonder. While we fell short of fully loading up our portfolio in March, we didn’t completely miss out. We bought several of our favorites on sale and the soaring market benefited all of our positions this year even with a substantial amount of the Fund still held in cash to hedge volatility.

In the Fund annual letter dated May 11th, 2020 (written for our initial fiscal year) I wrote, “Over the next 18 months I think it likely that the market highs will get lower and the lows will get lower until it becomes clear that it will not rebound any time soon and then everyone who really needs their money any time soon will get out and the market will find a bottom.” As of this writing, the Dow is up only single digits from last January but the impact of the pandemic, civic disturbances in the summer and fall, massive money printing and the on-going payments of trillions of dollars directly to pandemic-impacted small business and individuals, has altered my view of where the market may be going in the short run. These policies may have the effect of driving the market up higher and for longer than I thought last May.

The Rule One Fund does not invest in index momentum or over-priced individual stocks. When some day traders make millions of dollars in a week, otherwise solid fund managers may feel pulled to bet on the market. We invest money our

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Rule One Fund

investors can’t afford to lose, including our own, and we will continue to focus on buying companies that we believe will not lose money rather than stocks that are soaring in a hot market.

We call companies of the sort we want to own ‘antifragile’, from Nicholas Talib’s book, “AntiFragile: Things That Gain From Disorder”. A thing is antifragile if it benefits from shocks. A company is antifragile if it will benefit from shocks to the economy. Taleb writes, “I’d rather be dumb and antifragile than extremely smart and fragile, any time.” This echoes Buffett’s quip that, “I try to invest in businesses that are so wonderful that an idiot can run them. Because sooner or later, one will.”.

Here is what a wonderful, antifragile company looks like to us:

1.Simple and predictable

2.Durable competitive advantage

3.High free cash flow

4.Low debt

5.High ROIC (return on invested capital)

6.CEO has integrity and talent

If you see one, let us know. Here is a good example of what we’re looking for.

We bought Boeing (BA) for the Fund after the shock to the company from the grounding of the 737 Max. They fired the CEO and the mess created by previous management in one of the most iconic companies in the world certainly brings to mind Buffett’s quip.

We thought that the business was plenty wonderful enough to survive previous management. Then came the pandemic and the shut-down of the airlines and suddenly low debt became huge debt – about $50 billion. But Boeing still had 737-Max orders worth over $350 billion and still had the durable competitive advantage of a world-wide duopoly for the construction of passenger aircraft and we believed Boeing’s new management team would build a bigger and more productive business in ten years. As the price of BA stock dropped toward $100, we noticed that Boeing was one of just a couple of trusted defense contractors for military aircraft and that the cash flow from that part of the business was thriving and worth almost $100 per share. We could buy an anti-fragile defense company and get the commercial aircraft business nearly for free. We bought more and now BA is one of the larger positions in the Fund.

In this, our first calendar year, with a portfolio of what we think are antifragile companies, the Fund outperformed our benchmark, the Dow, 12.0% to 9.7% and did so, during the market collapse in March, with half the volatility of the Dow. When the Dow dropped 35%, the Fund only dropped 17%.

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Rule One Fund

Rule One Fund vs. $DJI 2020
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
-2.0%
-4.0%
-6.0%
-8.0%
-10.0%
-12.0%
-14.0%
-16.0%
-18.0%
-20.0%
-22.0%
-24.0%
-26.0%
-28.0%
-30.0%
-32.0%
-34.0%
-36.0%
-38.0%
1/2/20
1/10/20
1/21/20
1/29/20
2/6/20
2/14/20
2/25/20
3/4/20
3/12/20
3/20/20
3/30/20
4/7/20
4/16/20
4/24/20
5/4/20
5/12/20
5/20/20
5/29/20
6/8/20
6/16/20
6/24/20
7/2/20
7/13/20
7/21/20
7/29/20
8/6/20
8/14/20
8/24/20
9/1/20
9/10/20
9/18/20
9/28/20
10/6/20
10/14/20
10/22/20
10/30/20
11/9/20
11/17/20
11/25/20
12/4/20
12/14/20
12/22/20
12/31/20
Sum of Dow Jones Index Return YTD
Sum of Rule One Fund Return YTD

A fund that produces higher returns than the Dow is not supposed to do so with lower volatility, at least not in academia, because lower volatility means lower risk. Lower risk, higher returns are not supposed to happen, but by buying with a margin of safety, a lower risk, higher return becomes possible. Let’s take a recent example to illustrate this point:

Seritage (SRG) is redeveloping empty Sears stores. Buffett bought 5% of the business at $35 per share and Berkshire is financing the construction. In February 2020, SRG was selling for $38 per share, close to the price Buffett paid. In March, the price dropped to $7. If we want to buy it, is it more or less risky for us to buy it at $7 in March than at $38 in February? We believed the 80% drop in the stock price made the business more attractive to us, not less, because it provided us with a larger margin of safety, so we bought it. With the market soaring and the end of the pandemic in sight, SRG stock ended the year at $14. When we get it right, the market often quickly corrects the mispricing and the stock price goes up. When we get it wrong, we know that buying with a larger margin of safety leaves us in a much better position than buying without one.

This seems hardly open to debate yet there is an academic argument that the company was safer to buy at $38. They believe in the ‘efficient market theory’ that says that SRG must be riskier at the lower price. Seth Klarman, billionaire manager of the Baupost Fund, wrote, “Buffett’s argument has never been addressed by the efficient-market theorists; they evidently prefer to continue to prove in theory what was refuted in practice.”

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Rule One Fund

It has been nearly 30 years since Klarman wrote those words and academia is only now coming around to our point of view, and only after three Nobel Prizes have been awarded to economists for disproving the efficient-market hypothesis. After the market crash and recovery, after watching day-traders blow up hedge funds, it is more important than ever for the Fund to seek long-term total return during market downturns and patiently wait for the opportunity to buy a few wonderful businesses when they are on sale.

Our tactics to achieve our goals define us for the purposes of comparison to other mutual funds as a “Focused, Deep Value, Contrarian, Event Driven, Macro-Technical Momentum, Volatility and Derivative Trading” fund. Let me take you through each of these tactical definitions to see how they apply to the Fund.

Getting out of the market and into cash at just the right time is called ‘market timing’ and everyone knows it can’t be done over the long run. They are right but we don’t have to time the market to find ourselves substantially in cash at roughly the right time. This is not magic. It’s just a rational process that starts with a list of businesses we want to buy. When the market is going up and up, it becomes more and more difficult to buy at a deep discount to value so, naturally, the cash we have on-hand sits in a government bond fund waiting for an opportunity to be committed to purchase a business. In addition, as the prices of businesses we own soar irrationally far above what we believe to be their value, we may sell and add to the cash pile. This willingness to stay in cash and/or sell when everyone is buying is why we consider the Fund to be a Contrarian fund.

The flip side of this coin happens when there is a big event, typically some unexpected problem with the economy. In 2008 it was a freeze of credit caused by collapsing mortgage bonds. In 2011, it was a panic over sovereign bonds in Europe. Last March it was the pandemic. Events that result in market drops happen with such regularity that Ben Graham, Buffett’s mentor and the father of Rule #1 strategy, considered these shocks to be the normal fluctuations of the market. These fluctuations create major price moves in the market and these moves create opportunity. Wall Street calls funds that invest when shocks happen, Event-Driven. The funds that invest as the market moves quickly down or up are categorized as investing on Volatility. When Events and Volatility occur together, they set the stage for the Fund to possibly become an aggressive buyer.

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Rule One Fund

When a major event like the pandemic shuts down part of the economy there is significant downward volatility in the stock market. That is when we expect to see at least a few companies we want to buy get priced at a deep discount of 50% or more below what we believe to be their value. When this happened in March 2020 to Seritage and several other companies on our buy list, we shook off our sloth and became aggressive buyers and we loaded up on the select few companies that went on sale. Even so, we didn’t get to buy every target business we wanted because many of them did not go on sale in March. Waiting to buy until the price is extremely low compared to what we believe to be the real value of the business is a discipline of Rule #1 investing that Wall Street calls Deep Value.

When we buy, we only want to buy businesses we understand. Getting to that level of comfort with a business requires a significant amount of study and that cannot be delegated. Therefore, being human with only 24 hours in a day, we must limit the number of businesses the Fund owns. We believe something in the range around 15 businesses is about right. Our industry calls that small number of stocks a ’focused’ portfolio, but we believe 15 businesses, well chosen, can be shown to have virtually the same diversification as the 30 businesses in the Dow, the gold standard market index for over 120 years. Indeed, as Buffett says, if risk comes from not knowing what we’re buying, then we think keeping the portfolio focused on a limited number of businesses we can understand well makes the Fund less risky than funds that are over-diversified. In March 2020 we bought a small number of stocks aggressively. Wall Street calls this aspect of Rule #1 strategy, Focused.

There are times, however, when we believe the market is not overpricing companies we own and nothing we want to buy is on sale. In fact, that is more often the case than not. We adopted option trading strategies for these ‘in-between’ times to increase our cash flow using proprietary macro and technical signals. These Rule #1 strategies for cash flow are called Macro-Technical and Derivative Trading by Wall Street.

Warren Buffet said that the stock market can be characterized by two emotions, greed and fear, and the secret of lower risk, higher returns is to sell the greed and buy the fear and that is really what all these tactics and mutual fund definitions boil down to – sell the greed, buy the fear. We believe this strategy has been deployed over the last 90 years with success through periods of massive dollar devaluation, war, depression, recession, inflation, irrational exuberance, deflation, stagflation, low interest rates, high interest rates and pandemic and we believe it has succeeded in delivering higher returns with lower risk than any other strategy of investing. This year we experienced a taste of what Rule #1 strategy can do to lower the Fund’s risk when extreme market volatility occurs.

ANNUAL REPORT

Rule One Fund

In addition, a number of the businesses we own that have seen substantial increases in their market price this year are still priced significantly below our estimate of their intrinsic value. And we still have a lot of cash - a big washtub ready to catch more of whatever buying opportunities rain down on us in the next inevitable economic storm. We will continue to do our best for your family and ours in this very pricy market with a continued focus, as always, on Rule #1.

Warmest Regards,

Phil Town

Managing Partner, Rule One Partners

Advisor for the Rule One Fund

ANNUAL REPORT

Rule One Fund

COMPARISON OF $20,000 INVESTMENT IN RULE ONE FUND VS. DOW JONES INDUSTRIAL AVERAGE INDEX AND S&P 500® INDEX

$30
$29
$28
$27
$26
$25
$24
$23
$22
$21
$20
$19
$18
$17
$16
In Thousands
$28,191
$25,574
$22,510
6/3/2019
3/31/2020
12/31/2020
Rule One Fund
S&P 500® Index
Dow Jones Industrial Average

	Total Returns		Average Annual Return
	Period 4/1/2020-12/31/2020	One Year Ended 12/31/2020	Since Inception 06/03/2019-12/31/2020
Rule One Fund	26.74%	11.99%	7.77%
Dow Jones Industrial Average Index	42.01%	9.72%	16.83%
S&P 500® Index	47.25%	18.39%	24.25%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Dow Jones Industrial Average (“DJIA”) is a price-weighted index that tracks 30 large, publicly-owned companies trading on the New York Stock Exchange and the NASDAQ in the United States.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

Rule One Fund

Portfolio Compositionas of December 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrials	16.86%
Financials	15.31%
Consumer Discretionary	12.12%
Materials	10.45%
Real Estate	4.45%
Exchange Traded Funds	4.41%
Money Market Fund	10.17%
Put Options Purchased	0.01%
Total Investments	73.78%

Call Options Written	(0.12%	)

Put Options Written	(0.07%	)

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Schedule of InvestmentsDecember 31, 2020

	Shares	Fair Value

COMMON STOCKS – 59.19%

CONSUMER DISCRETIONARY – 12.12%
Gildan Activewear, Inc.	211,000	$5,910,110
Sturm, Ruger & Co. Inc.	61,947	4,030,891
Ulta Beauty, Inc.*	11,500	3,302,340
		13,243,341

FINANCIALS – 15.31%
Bank OZK	416,269	13,016,732
Berkshire Hathaway, Inc.*	16,000	3,709,920
		16,726,652

INDUSTRIALS – 16.86%
The Boeing Co.	51,000	10,917,060
Huntington Ingalls Industries Inc.	44,000	7,501,120
		18,418,180

MATERIALS – 10.45%
CF Industries Holdings, Inc.	295,000	11,419,450

REAL ESTATE – 4.45%
Armada Hoffler Properties Inc.	433,400	4,862,748

TOTAL COMMON STOCKS – 59.19%
(Cost: $53,171,930)		64,670,371

EXCHANGE TRADED FUND – 4.41%
SPDR Gold Shares*	27,000	4,815,720

TOTAL EXCHANGE TRADED FUND – 4.41%		4,815,720
(Cost: $4,633,315)

MONEY MARKET FUND – 10.17%
Federated Treasury Obligations Fund, Institutional Class 0.01%**	11,107,304	11,107,304
(Cost: $11,107,304)

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Schedule of Investments - continuedDecember 31, 2020

PURCHASED OPTIONS – 0.01%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 0.01%
Goldman Sachs GP	100	$(2,637,100)	$200.00	1/8/2021	$2,300
Russell 2000 Index	100	$(19,748,550)	$1,620.00	1/15/2021	11,000
					13,300

TOTAL PURCHASED OPTIONS – 0.01%					13,300
(Cost: $62,499)
TOTAL INVESTMENTS – 73.77%
(Cost: $68,975,048)					80,606,695
Other assets, net of liabilities – 26.23%					28,660,707
NET ASSETS – 100.00%					$109,267,402

*Non-income producing

**Effective 7 day yield as of December 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Schedule of Options WrittenDecember 31, 2020

OPTIONS WRITTEN – (0.19%)

CALL OPTIONS – (0.12%)
Sturm Ruger & Co.	619	$(4,027,833)	77.50	4/16/21	$ (131,538)

TOTAL CALL OPTIONS WRITTEN – (0.12%) (Premiums received: $ (197,522))					$(131,538)

PUT OPTIONS – (0.07%)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Bank of America	350	$(1,060,850)	$28.00	12/31/20	$(350)
CF Industries Holdings, Inc.	300	$(1,161,300)	35.00	12/31/20	(1,500)
Wells Fargo & Co.	350	$(1,056,300)	28.00	12/31/20	(350)
Goldman Sachs GP	100	$(2,637,100)	205.00	1/8/21	(2,300)
Bank of America	400	$(1,212,400)	29.00	1/8/21	(4,800)
Berkshire Hathaway, Inc.	50	$(1,159,350)	225.00	1/8/21	(2,800)
Wells Fargo & Co.	400	$(1,207,200)	29.00	1/8/21	(7,600)
Ulta Beauty Inc.	45	$(1,292,220)	190.00	1/15/21	(1,575)
The Boeing Co.	100	$(2,140,600)	165.00	1/15/21	(1,700)
Ulta Beauty Inc.	32	$(918,912)	175.00	1/15/21	(416)
Russell 2000 Index	100	$(19,748,550)	1,630.00	1/15/21	(11,300)
Huntington Ingalls Industries Inc.	125	$(2,131,000)	16.00	1/15/21	(6,625)
Sturm Ruger & Co.	200	$(1,301,400)	60.00	1/15/21	(10,600)
Sanderson Farms	1	$(13,220)	120.00	1/15/21	(240)
Sanderson Farms	125	$(1,652,500)	125.00	1/15/21	(15,250)
Armada Hoffler Properties Inc.	500	$(561,000)	10.00	2/19/21	(11,500)

TOTAL PUT OPTIONS WRITTEN – (0.07%) (Premiums received: $ (735,310))					(78,906)

TOTAL OPTIONS WRITTEN – (0.19%) (Premiums received: $ (932,832))					$(210,444)

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Statement of Assets and Liabilities December 31, 2020

ASSETS
Investments at fair value (identified cost of $68,975,048) (Note 1)	$80,606,695
Cash	30,177,397
Receivable for capital stock sold	50,000
Dividends and interest receivable	48,063
Prepaid expenses	26,878
TOTAL ASSETS	110,909,033

LIABILITIES
Due to broker for borrowings	1,250,432
Written options sold short at fair value (identified proceeds of $932,832)	210,444
Interest expense payable	4,783
Accrued advisory fees	139,244
Accrued administration, transfer agent and accounting fees	14,433
Other accrued expenses	22,295
TOTAL LIABILITIES	1,641,631
NET ASSETS	$109,267,402

Net Assets Consist of:
Paid-in-capital applicable to 9,868,961 no par value shares of beneficial interest outstanding, unlimited shares authorized	$96,056,197
Distributable earnings	13,211,205
Net Assets	$109,267,402

NET ASSET VALUE PER SHARE
Net Assets	$109,267,402
Shares Outstanding	9,868,961
Net Asset Value and Redemption Price Per Share	$11.07

Rule One Fund

Statement of Operations

See Notes to Financial Statements

ANNUAL REPORT

	Period April 1, 2020 to December 31, 2020	Period June 3, 2019 to March 31, 2020
INVESTMENT INCOME
Dividend	$917,728	$118,784
Interest	29,070	655,563
Total investment income	946,798	774,347

EXPENSES
Investment management fees (Note 2)	1,204,175	785,407
Recordkeeping and administrative services (Note 2)	63,290	44,604
Accounting fees	38,746	26,198
Custody fees	6,192	6,832
Transfer agent fees (Note 2)	49,624	73,658
Professional fees	34,368	24,775
Filing and registration fees	37,000	18,750
Trustee fees	4,959	4,329
Compliance fees	5,762	5,771
Shareholder servicing and reports	17,196	19,256
Insurance	3,455	1,519
Interest expense	33,768	23,681
Margin deficit interest	15,986	16,007
Other	9,312	12,767
Total expenses	1,523,833	1,063,554
Management fee waivers (Note 2)	(64,486)	(104,478)
Net Expenses	1,459,347	959,076
Net investment income (loss)	(512,549)	(184,729)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	681,361	(113,460)
Net realized gain (loss) on put options purchased	(262,923)	(95,239)
Net realized gain (loss) on put options written	1,921,685	912,197
Net realized gain (loss) on call options written	106,933	193,044
Net increase (decrease) in unrealized appreciation (depreciation) of investments	17,858,416	(6,226,769)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	2,346,786	(1,624,398)
Net realized and unrealized gain (loss) on investments, options purchased and written	22,652,258	(6,954,625)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,139,709	$(7,139,354)

Rule One Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Period April 1, 2020 to December 31, 2020	Period June 3, 2019* to March 31, 2020
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(512,549)	$(184,729)
Net realized gain (loss) on investments, options purchased and written	2,447,056	896,542
Net increase (decrease) in unrealized appreciation (depreciation) of investments and put options written	20,205,202	(7,851,167)
Increase (decrease) in net assets from operations	22,139,709	(7,139,354)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,789,150)	—
Decrease in net assets from distributions	(1,789,150)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	25,858,437	72,584,835
Distributions reinvested	1,787,307
Shares redeemed	(1,822,988)	(2,351,394)
Increase (decrease) in net assets from capital stock transactions	25,822,756	70,233,441

NET ASSETS
Increase (decrease) during period	46,173,315	63,094,087
Beginning of period	63,094,087	—
End of period	$109,267,402	$63,094,087

*Commencement of operations.

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Statement of Cash Flows

	Period April 1, 2020 to December 31, 2020	Period June 3, 2019* to March 31, 2020
Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$22,139,709	$(7,139,354)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(44,192,655)	(32,347,296)
Proceeds from disposition of investment securities	14,017,017	4,502,290
Purchase of put options	(325,421)	(95,239)
Proceeds from short sales	2,375,776	2,828,189
Closed short transactions	(259,507)	(132,351)
Sale (Purchase) of short term securities, net	11,854,067	(22,923,488)
Decrease (increase) in dividends and interest receivable	(4,307)	(43,756)
Decrease (increase) in prepaid assets	273	(27,151)
Increase (decrease) in due to broker	1,250,432	—
Increase (decrease) in accrued management fees	77,497	61,747
Increase (decrease) in other accrued expense	23,292	18,219
Unrealized appreciation on investments and securities sold short	(20,205,202)	7,851,167
Net realized gain (loss) from investments and securities sold short	(2,447,056)	(896,542)
Net cash used in operating activities	(15,696,085)	(48,343,565)
Cash flows from financing activities:
Proceeds from shares sold	26,535,117	71,858,156
Payments on shares redeemed	(1,822,988)	(2,351,394)
Cash distributions paid	(1,844)	—
Net cash provided by financing activities	24,710,285	69,506,762
Net increase in cash	9,014,200	21,163,197
Cash:
Beginning balance	21,163,197	—
Ending balance	$30,177,397	$21,163,197
Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$44,970	$30,520
Noncash financing activities not included herein consist of:
Dividend Reinvest	$1,787,307	$—

*Commencement of operations.

See Notes to Financial Statements

ANNUAL REPORT

Rule One Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Period April 1, 2020 to December 31, 2020(D)		Period June 3, 2019^ to March 31, 2020
Net asset value, beginning of period	$8.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	2.42		(1.09)
Total from investment activities	2.37		(1.12)
Distributions
Net realized gain	(0.18)		—
Total distributions	(0.18)		—
Net asset value, end of period	$11.07		$8.88
Total Return*	26.74%		(11.20% )
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross(A)	2.15%	(B)	2.30%
Expenses, net of waiver	2.06%	(C)	2.08%
Net investment income (loss)	(0.72%)		(0.40%)
Portfolio turnover rate*	32.99%		61.35%
Net assets, end of period (000’s)	$109,267		$63,094

^Commencement of operations.

(1)Per share amounts calculated using the average share method.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets have been annualized for periods less than one year.

(A)Gross expense ratio reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 2.08% for the period April 1, 2020 to December 31, 2020.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.99% for the period April 1, 2020 to December 31, 2020.

(D)On August 25, 2020, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements December 31, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. The Fund commenced operations on June 3, 2019. On August 25, 2020, the Board of Trustees approved a change in the Fund’s fiscal year end from March 31 to December 31.

The investment objective of the Fund is to seek long-term total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$64,670,371	$—	$—	$64,670,371
Exchange Traded Fund	4,815,720	—	—	4,815,720
Money Market Funds	11,107,304	—	—	11,107,304
Put Options Purchased	—	13,300	—	13,300
	$80,593,395	$13,300	$—	$80,606,695
Liabilities
Call Options Written	—	(131,538)	—	(131,538)
Put Options Written	—	(78,906)	—	(78,906)
Total Options Written	$—	$(210,444)	$—	$(210,444)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of December 31, 2020, there were no such reclassifications.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period April 1, 2020 to December 31, 2020 and June 3, 2019 to March 31, 2020 is as follows:

	Realized Gain (Loss) On Derivatives Recognized in Income*
Derivative	April 1, 2020 to December 31, 2020	June 3, 2019 to March 31, 2020
Purchased Options – Put	$(262,923)	$(95,239)
Written Options – Put	1,921,685	912,197
Written Options – Call	106,933	193,044

*Statement of Operations location: Net realized gain (loss) on put options purchased, put options written and call options written.

The derivative instruments outstanding as of December 31, 2020 disclosed above, and their effect on the Statement of Operations for the period April 1, 2020 to December 31, 2020, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Purchased Options	$13,047,519
Written Options	29,870,745

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

For the periods April 1, 2020 to December 31, 2020 and June 3, 2019 to March 31, 2020, margin interest fees and short debit fees associated with such transactions were $15,986 and $16,007 respectively.

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment adviser, Rule One Partners, LLC (“Rule One Partners”), provides investment advisory services for an annual fee of 1.70% of average daily net assets of the Fund.

Rule One Partners earned and waived management fees and reimbursed Fund expenses as follows:

For the period	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
April 1, 2020 to December 31, 2020	$1,204,175	$ 64,486	$ —
June 3, 2019 to March 31, 2020	$ 785,407	$104,478	$ —

Rule One Partners has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2022. Each waiver or reimbursement of an expense by Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable waivers and reimbursements as of December 31, 2020 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2023	Total
$168,964	$168,964

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. The following fees were paid by the Fund to CFS:

For the period	Administration	Transfer Agent	Fund Accounting
April 1, 2020 to December 31, 2020	$59,577	$40,195	$34,329
June 3, 2019 to March 31, 2020	$44,604	$63,075	$26,198

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 — INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period April 1, 2020 to December 31, 2020, were as follows:

Purchases	Sales
$44,192,655	$14,017,017

The above amounts do not include the following:

Premiums received from options	Proceeds from sales of options
$(2,050,355)	$259,507

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the period April 1, 2020 to December 31, 2020 was as follows:

Period April 1, 2020 to December 31, 2020
Distributions paid from:
Ordinary income	$1,789,150

During the period June 3, 2019 to March 31, 2020, no distributions were paid.

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	1,166,244
Net unrealized appreciation on investments	12,044,961
$13,211,205

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$68,351,290	$13,101,699	$(1,056,738)	$12,044,961

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales and straddle losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Period April 1, 2020 to December 31, 2020	Period June 3, 2019 to March 31, 2020
Shares sold	2,784,723	7,346,108
Shares reinvested	161,894	—
Shares redeemed	(181,197)	(242,567)
Net increase (decrease)	2,765,420	7,103,541

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge

ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedDecember 31, 2020

portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the period April 1, 2020 to December 31, 2020, the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 12/31/20	Interest Expense
Rule One	$5,467,260	0.82%	$9,615,913	$1,250,264	$33,768

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

Rule One Fund

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders of
Rule One Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Rule One Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2020, the related statements of operations, cash flows, changes in net assets and financial highlights for the period April 1, 2020 through December 31, 2020 and for the period June 3, 2019 (commencement of operations) through March 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations, cash flows, changes in net assets and financial highlights for the period April 1, 2020 through December 31, 2020 and for the period June 30, 2019 (commencement of operations) through March 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of

ANNUAL REPORT

Rule One Fund

Report of Independent Registered Public Accounting Firm - continued

internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	27

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2020 and held for the period ended December 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (12/31/20)
Institutional Class Actual	$1,000.00	$1,150.96	2.06%	$11.18
Institutional Class Hypothetical**	$1,000.00	$1,014.69	2.06%	$10.47

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Adviser:

Rule One Partners, LLC
811 Bear Creek Road
Moreland, Georgia 30259

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for fiscal period ended 12/31/2020 and $13,500 for fiscal period ended 3/31/2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for fiscal period ended 12/31/2020 and $0 for fiscal period ended 3/31/2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for fiscal period ended 12/31/2020 and $0 for fiscal period ended 3/31/2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for fiscal period ended 12/31/2020 and $0 for fiscal period ended 3/31/2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the Rule One Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for fiscal period ended 12/31/2020 and $0 for fiscal period ended 3/31/2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2021

* Print the name and title of each signing officer under his or her signature.